UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2004

Check here if Amendment [ ];       Amendment Number: ___
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Exis Capital Management, Inc.
Address:          875 Third Avenue
                  29th Floor
                  New York, New York  10022

Form 13F File Number:  028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Greg Chew
Title:            Chief Financial Officer
Phone:            (212) 893-7902

Signature, Place, and Date of Signing:

              /s/ Greg Chew             New York, New York            02/14/2005
           --------------------------   -------------------------     ----------
                [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                   ----------------------------

Form 13F Information Table Entry Total:                             103
                                                   ----------------------------

Form 13F Information Table Value Total:            $            120,849
                                                    ---------------------------
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F
          NAME OF REPORTING MANAGER: Exis Capital Management, Inc.
                                 as of 12/31/04

                                TITLE OF              VALUE     SHARES/       SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS    CUSIP    (X$1000)    PRN AMT       PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
----------------------          ------------------ ----------- ----------     ---  ----  ------- --------  --------  ------   ----
3 Com Corp.                     COM        885535104    2,127      510,000    SH           Sole              510,000
3M Company                      COM        88579Y101      328        4,000    SH           Sole                4,000
Abgenix Inc                     COM        00339B107    1,086      105,000    SH           Sole              105,000
Ace Ltd                         ORD        G0070K103    1,283       30,000    SH           Sole               30,000
Altria Group, Inc               COM        02209S103      611       10,000    SH           Sole               10,000
Ameristar Casinos Inc           COM        03070Q101      474       11,000    SH           Sole               11,000
Apple Computer Inc              COM        037833100   11,270      175,000    SH           Sole              175,000
Applied Matls Inc               COM        038222105    4,275      250,000    SH           Sole              250,000
Argosy Gaming Co                COM        040228108    3,036       65,000    SH           Sole               65,000
ARIAD PHARMACEUTICALS INC       COM        04033A100    1,189      160,000    SH           Sole              160,000
Avanir Pharmaceuticals          CL A       05348P104      546      160,000    SH           Sole              160,000
Bank of America Corp            COM        060505104    1,880       40,000    SH           Sole               40,000
Bea Systems, Inc.               COM        073325102      133       15,000    SH           Sole               15,000
BIOCRYST PHARMACEUTICALS        COM        09058V103    1,826      315,900    SH           Sole              315,900
Blockbuster Inc                 CL A       093679108       95       10,000    SH           Sole               10,000
Caesar Entmt Inc                COM        127687101      604       30,000    SH           Sole               30,000
Carnival Corp                   PAIRED CTF 143658300      288        5,000    SH           Sole                5,000
Schwab Charles Corp New         COM        808513105    1,196      100,000    SH           Sole              100,000
Citigroup Inc                   COM        172967101    3,854       80,000    SH           Sole               80,000
Commerce Bancorp Inc NJ         COM        200519106      644       10,000    SH           Sole               10,000
Copper Mtn Networks Inc         COM NEW    217510205       11        4,000    SH           Sole                4,000
Corgentech Inc                  COM        21872P105      207       25,000    SH           Sole               25,000
Coventry Health Care Inc        COM        222862104      531       10,000    SH           Sole               10,000
CREATIVE TECHNOLOGY LTD         ORD        Y1775U107      838       56,000    SH           Sole               56,000
Credence SysCorp.               COM        225302108      229       25,000    SH           Sole               25,000
Cypress Semiconductor Corp.     COM        232806109       59        5,000    SH           Sole                5,000
Dot HIll Sys Corp               COM        25848T109      202       25,800    SH           Sole               25,800
DRS Technologies Inc            COM        23330X100      641       15,000    SH           Sole               15,000
FALCONSTOR SOFTWARE INC         COM        306137100      122       12,700    SH           Sole               12,700
GAYLORD ENTMT CO NEW            COM        367905106      706       17,000    SH           Sole               17,000
GASCO ENERGY INC                COM        367220100       11        2,500    SH           Sole                2,500
Goldcorp Inc. New               COM        380956409        2          150    SH           Sole                  150
GREAT WOLF RESORTS INC          COM        391523107      302       13,500    SH           Sole               13,500
North Fork Bancorporation NY    COM        659424105    3,751      130,000    SH           Sole              130,000
HEXCEL CORP NEW                 COM        428291108      145       10,000    SH           Sole               10,000
Hudson City Bancorp Inc         COM        443683107      368       10,000    SH           Sole               10,000
Human Genome Sciences Inc       COM        444903108      445       37,000    SH           Sole               37,000
BIOGEN IDEC INC                 COM        09062X103    3,664       55,000    SH           Sole               55,000
Informatica Corp.               COM        45666Q102      162       20,000    SH           Sole               20,000
Ingersoll-Rand Co Ltd           CL A       G4776G101      233        2,900    SH           Sole                2,900
Intel Corp                      COM        458140100   11,227      480,000    SH           Sole              480,000
Penny J C Inc                   COM        708160106    2,070       50,000    SH           Sole               50,000
JDS Uniphase Corp.              COM        46612J101    1,268      400,000    SH           Sole              400,000
Johnson and Johnson             COM        478160104    1,395       22,000    SH           Sole               22,000
Juniper Networks                COM        48203R104    1,985       73,000    SH           Sole               73,000
Kerzner International Ltd       SHS        P6065Y107    1,591       26,500    SH           Sole               26,500
KINDRED HEALTHCARE INC          COM        494580103      300       10,000    SH           Sole               10,000
KLA-Tencor Corp                 COM        482480100      699       15,000    SH           Sole               15,000
LA QUINTA CORP                  PAIRED CTF 50419U202      364       40,000    SH           Sole               40,000
LAS VEGAS SANDS CORP            COM        517834107      322        6,700    SH           Sole                6,700
Lehman Brothers Holdings Inc    COM        524908100    1,312       15,000    SH           Sole               15,000
LEXAR MEDIA INC                 COM        52886P104      274       35,000    SH           Sole               35,000
Lions Gate Entertainment Corp   COM NEW    535919203      743       70,000    SH           Sole               70,000
Loudeye Corp                    COM        545754103       16        8,000    SH           Sole                8,000
Monolithic Pwr Sys Inc          COM        609839105      433       46,600    SH           Sole               46,600
Manitowoc Inc                   COM        563571108      188        5,000    SH           Sole                5,000
Manulife Financial Corp         COM        56501R106      462       10,000    SH           Sole               10,000
Maxtor Corp.                    COM NEW    577729205       42        8,000    SH           Sole                8,000
Medtronic Inc                   COM        585055106    1,391       28,000    SH           Sole               28,000
Merck & Co Inc                  COM        589331107      964       30,000    SH           Sole               30,000
MGI PHARMA INC                  COM        552880106      280       10,000    SH           Sole               10,000
MGM Mirage                      COM        552953101      982       13,500    SH           Sole               13,500
Microsoft Corp                  COM        594918104   12,024      450,000    SH           Sole              450,000
Midway Games Inc.               COM        598148104      211       20,100    SH           Sole               20,100
Motorola Inc                    COM        620076109       52        3,000    SH           Sole                3,000
Nektar Therapeutics             COM        640268108    1,400       69,153    SH           Sole               69,153
Network Appliance, Inc.         COM        64120L104       85        2,548    SH           Sole                2,548
NitroMed Inc                    COM        654798503    1,599       60,000    SH           Sole               60,000
Nokia Corporation               Spnsrd ADR 654902204      313       20,000    SH           Sole               20,000
Nortel Networks Corp.           COM        656568102    1,762      505,000    SH           Sole              505,000
Nuvelo Inc                      COM NEW    67072M301      866       87,900    SH           Sole               87,900
Oracle Corp                     COM        68389X105    2,401      175,000    SH           Sole              175,000
PALMONE Inc                     COM        69713P107      126        4,000    SH           Sole                4,000
Pharmion Corp                   COM        71715B409      211        5,000    SH           Sole                5,000
PLAYBOY ENTERPRISES INC         CL B       728117300      701       57,000    SH           Sole               57,000
PLX Technology                  COM        693417107       52        5,000    SH           Sole                5,000
QLT Inc.                        COM        746927102      402       25,000    SH           Sole               25,000
RIGEL PHARMACEUTICALS INC       COM NEW    766559603    1,395       57,106    SH           Sole               57,106
Rita Medical Systems            COM        76774E103       39       10,000    SH           Sole               10,000
Royal Caribbean Cruises Ltd     COM        V7780T103      272        5,000    SH           Sole                5,000
Salesforce.com Inc              COM        79466L302      339       20,000    SH           Sole               20,000
SBC Communications Inc          COM        78387G103      258       10,000    SH           Sole               10,000
Schering Plough Corp            COM        806605101      532       25,500    SH           Sole               25,500
Schlumberger Ltd                COM        806857108      736       11,000    SH           Sole               11,000
Scientific Games Corp           CL A       80874P109      954       40,000    SH           Sole               40,000
Seagate Technology              SHS        G7945J104       52        3,000    SH           Sole                3,000
SEROLOGICALS CORP               COM        817523103      277       12,500    SH           Sole               12,500
Sonus Networks                  COM        835916107      372       65,000    SH           Sole               65,000
Symantec Corp                   COM        871503108      193        7,500    SH           Sole                7,500
Take Two InteractiveSoftwareInc COM        874054109    4,523      130,000    SH           Sole              130,000
Tellabs, Inc.                   COM        879664100       69        8,000    SH           Sole                8,000
Telus Corp                      NONVTG SHS 87971M202      145        5,000    SH           Sole                5,000
Titan Pharmacueticals Inc.      COM        888314101      161       50,000    SH           Sole               50,000
TODCO                           CL A       88889T107       94        5,100    SH           Sole                5,100
TRANSACT TECHNOLOGIES INC       COM        892918103      427       20,000    SH           Sole               20,000
Transkaryotic Therapies Inc     COM        893735100      762       30,000    SH           Sole               30,000
VION PHARMACEUTICALS            COM        927624106    2,955      630,000    SH           Sole              630,000
Wachovia Corp 2nd New           COM        929903102    2,104       40,000    SH           Sole               40,000
Wellpoint Inc.                  COM        94973V107    1,392       12,100    SH           Sole               12,100
Wyeth                           COM        983024100    1,491       35,000    SH           Sole               35,000
Xerox Corp.                     COM        984121103      170       10,000    SH           Sole               10,000
XM Satellite Radio Hldgs Inc    CL A       983759101      752       20,000    SH           Sole               20,000
ZENITH Natl Ins Corp            COM        989390109      498       10,000    SH           Sole               10,000
                                                      -------    ---------
                                         103 Records  120,849    6,725,257
                                                      -------    ---------
